Goodwill and Other Intangible Assets (Changes in Carrying Amount of Goodwill by Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Goodwill - gross		¥ 940,939	¥ 971,178
Accumulated impairment losses		(32,428)	(34,456)
Balance at beginning of year		936,722	936,424	[1]
Goodwill acquired during the year		7,627	3,487
Impairment loss	[1],[2]		(33,912)
Translation adjustments and other		(35,838)	30,723	[1]
Balance at end of year		908,511	936,722
Office Business Unit
Goodwill [Line Items]
Goodwill - gross		127,860	135,125
Accumulated impairment losses		(20,770)	(22,069)
Balance at beginning of year		113,056	124,993	[1]
Goodwill acquired during the year			857
Impairment loss	[1],[2]		(21,721)
Translation adjustments and other		(5,966)	8,927	[1]
Balance at end of year		107,090	113,056
Imaging System Business Unit
Goodwill [Line Items]
Goodwill - gross		48,670	52,561
Balance at beginning of year		52,561	49,034	[1]
Goodwill acquired during the year			236
Translation adjustments and other		(3,891)	3,291	[1]
Balance at end of year		48,670	52,561
Medical System Business Unit
Goodwill [Line Items]
Goodwill - gross		500,896	499,915
Balance at beginning of year		499,915
Goodwill acquired during the year		1,521
Transfer	[3]		499,855
Translation adjustments and other		(540)	60	[1]
Balance at end of year		500,896	499,915
Industry and Others Business Unit
Goodwill [Line Items]
Goodwill - gross		263,513	283,577
Accumulated impairment losses		(11,658)	(12,387)
Balance at beginning of year		271,190	269,719	[1]
Goodwill acquired during the year		6,106	2,394
Transfer	[3]		(7,177)
Impairment loss	[1],[2]		(12,191)
Translation adjustments and other		(25,441)	18,445	[1]
Balance at end of year		¥ 251,855	271,190
Unallocated
Goodwill [Line Items]
Balance at beginning of year	[1],[3]		492,678
Transfer	[3]		¥ (492,678)

[1]	Based on the realignment of Canon's internal reporting and management structure, from the beginning of the third quarter of 2018, Canon has reclassified certain businesses from Office Business Unit to Industry and Others Business Unit. The goodwill balance at the beginning of the year ended December 31, 2017 has been restated to reflect the transfer of ¥11,263 million in goodwill between the segments. Impairment loss of ¥12,191 million and translation adjustments and other of ¥928 million for the year ended December 31, 2017 related to the reclassified business were restated from Office Business Unit to Industry and Others Business Unit, accordingly.
[2]	After entering the commercial printing business through the acquisition of Océ N.V. in 2010, the market environment surrounding this business has become significantly competitive and rapid technological changes have required increasing investments into R&D. These factors resulted in lower operating margin than expected, which led to the decline in the estimated fair value of this business which was determined based on the income approach. As the result of the annual goodwill impairment test as of October 1, 2017, it was determined that the estimated fair value of commercial printing business was less than its carrying value of the reporting unit. Based on the accounting policy described in Note 1, Canon recognized an impairment charge of ¥33,912 million representing the excess of the carrying amount over the reporting unit's fair value.
[3]	Canon did not complete the allocation of goodwill to the segments for impairment testing which was attributable to the acquisition of CMSC as of December 31, 2016. Based on the realignment of Canon's internal reporting and management structure, Canon newly established Medical System Business Unit effective at the beginning of the second quarter of 2017. Goodwill related to CMSC as well as goodwill related to certain medical business which was previously included in Industry and Others Business Unit have been transferred to Medical System Business Unit.